Right-of-use assets and Lease liabilities - Components of Right-of-Use Assets Depreciation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 76	$ 81	$ 79
Land
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	1	1
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	58	60
Machinery & equipment and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 17	$ 20